Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended							3 Months Ended									12 Months Ended
	Oct. 17, 2022	Oct. 12, 2022	Mar. 03, 2022	Mar. 03, 2022	Feb. 19, 2022	Dec. 23, 2021	Sep. 13, 2021	Aug. 21, 2021	Feb. 19, 2021	Feb. 12, 2021	Feb. 11, 2021	Mar. 31, 2023	Oct. 18, 2022	Oct. 17, 2022	Feb. 19, 2022	Jan. 28, 2022	Feb. 16, 2021	Jan. 24, 2021	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2008	Oct. 31, 2022
Common Stock (Details) [Line Items]
Common shares issued for extinguishment of debt	83,682																		1,547,234		111,585	35,062	57,472		11,696		11,919
Common shares issued for extinguishment of debt (in Dollars)																					$ 1,300	$ 500	$ 1,500
Common shares issued for cashless stock options exercised																													277,000
Equity interest issued (in Dollars)																														$ 1,403
Shares issued in asset acquisition (in Dollars)																												$ 429
Stock issued during the period, restricted stock award																										62,308
Stock withheld for employee tax obligation																										12,292
Common stock, par value (in Dollars per share)	$ 4.78											$ 0.001		$ 4.78					$ 0.001	$ 0.001						$ 0.001		$ 0.001
Restricted stock grants forfeited																								2,038	4,500
Aggregate shares called by warrants																657,402
Shares issued due to exercise of warrants																184,153
Common shares issued for extinguishment of debt (in Dollars)																			$ 1,426				1,500
Number of shares sold under offering											40,000
Additional Paid-in Capital [Member]
Common Stock (Details) [Line Items]
Common shares issued for extinguishment of debt (in Dollars)																									$ 1,000		$ 1,500
Common shares issued for extinguishment of debt (in Dollars)																			1,425				$ 1,500
Common shares issued for extinguishment of debt (in Dollars)																			$ 1,400
Common Stock [Member]
Common Stock (Details) [Line Items]
Common shares issued for extinguishment of debt																			1,547,234				57,472
Shares issued for cash / offering		52,513
Issuance of shares from acquisition																							144,986
Stock withheld for employee tax obligation																							(12,802)
Series 7 Preferred Stock converted to common stock																				101,334					101,334
Common shares issued for extinguishment of debt (in Dollars)																			$ 1
Warrant [Member]
Common Stock (Details) [Line Items]
Common shares issued for cashless stock options exercised																												(1,115,143)	(419,951)
Number of shares sold under offering													3,846,153
Warrants exercised for common shares													930,990
Exercise price of warrants (in Dollars per share)													$ 0.001
March 2020 Note Purchase Agreement and Promissory Note [Member]
Common Stock (Details) [Line Items]
Common shares issued for extinguishment of debt (in Dollars)														$ 400
March 2020 Note Purchase Agreement and Promissory Note [Member] | Common Stock [Member]
Common Stock (Details) [Line Items]
Common shares issued for extinguishment of debt														83,682
Existing Warrants [Member]
Common Stock (Details) [Line Items]
Aggregate shares called by warrants																52,513
Pre-Funded Warrants [Member]
Common Stock (Details) [Line Items]
Shares issued for cash / offering																				930,990
Pre-Funded Warrants [Member] | Warrant [Member]
Common Stock (Details) [Line Items]
Warrants exercised for common shares																				930,990								930,990			930,990
Exercise price of warrants (in Dollars per share)																				$ 0.001								$ 0.001			$ 0.001
September 2021 Warrants [Member]
Common Stock (Details) [Line Items]
Common shares issued for extinguishment of debt												232,675
Shares issued for cash / offering												76,794							324,918
March 2022 Warrants [Member]
Common Stock (Details) [Line Items]
Common shares issued for extinguishment of debt												751,867
Shares issued for cash / offering												248,124							324,918
Visualix Asset Purchase Agreement [Member]
Common Stock (Details) [Line Items]
Issuance of shares from acquisition																										4,928
Shares issued in asset acquisition (in Dollars)																										$ 400
Registered Direct Offering [Member]
Common Stock (Details) [Line Items]
Shares issued for cash / offering										93,334							40,000	77,334									210,668
Shares issued for cash / offering (in Dollars)																											$ 74,100
Aggregate shares called by warrants													3,846,153
Number of shares sold under offering													253,112
Combined offering price (in Dollars per share)													$ 5.85
Registered Direct Offering [Member] | Warrant [Member]
Common Stock (Details) [Line Items]
Shares issued for cash / offering										93,334			253,112				40,000	77,334
Common stock, par value (in Dollars per share)										$ 0.001								$ 0.001
Number of shares sold under offering							626,667
Exercise price of warrants (in Dollars per share)												$ 0.001	$ 0.001						$ 0.001
Registered Direct Offering [Member] | Minimum [Member]
Common Stock (Details) [Line Items]
Share price (in Dollars per share)																											$ 116.25
Registered Direct Offering [Member] | Maximum [Member]
Common Stock (Details) [Line Items]
Share price (in Dollars per share)																											$ 150.75
Registered Direct Offering [Member] | Pre-Funded Warrants [Member]
Common Stock (Details) [Line Items]
Shares issued for cash / offering																			1,380,000
Registered Direct Offering [Member] | Pre-Funded Warrants [Member] | Warrant [Member]
Common Stock (Details) [Line Items]
Warrants exercised for common shares												1,380,000							1,380,000
ATM [Member]
Common Stock (Details) [Line Items]
Shares issued for cash / offering																			9,655,207
Sale of stock, consideration received on transaction (in Dollars)																			$ 15,400
Sale of stock, consideration received, net of offering cost (in Dollars)																			$ 15,000
ATM [Member] | Minimum [Member]
Common Stock (Details) [Line Items]
Share price (in Dollars per share)												$ 1.15							$ 1.15
ATM [Member] | Maximum [Member]
Common Stock (Details) [Line Items]
Share price (in Dollars per share)												$ 1.86							$ 1.86
Series 7 Convertible Preferred Stock [Member]
Common Stock (Details) [Line Items]
Series 7 Preferred Stock converted to common stock																									9,500				9,500
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Common Stock (Details) [Line Items]
Number of shares sold under offering							58,750
Series 7 Convertible Preferred Stock [Member] | Registered Direct Offering [Member] | Warrant [Member]
Common Stock (Details) [Line Items]
Number of shares sold under offering							626,667
Stock options [Member]
Common Stock (Details) [Line Items]
Common shares issued for cashless stock options exercised																										6	67
2020 Pre-Funded Warrant [Member]
Common Stock (Details) [Line Items]
Shares issued for cash / offering																											420,071
Proceeds from issuance or sale of equity (in Dollars)																											$ 3,700
Restricted Stock [Member]
Common Stock (Details) [Line Items]
Common shares issued for cashless stock options exercised
Awards forfeited in period					12,802	2,037		4,500	12,291						12,802
Game Your Game [Member]
Common Stock (Details) [Line Items]
Equity interest issued																										15,722				15,721
Equity interest issued (in Dollars)																										$ 1,400
CxApp [Member]
Common Stock (Details) [Line Items]
Shares issued for cash / offering			144,986	144,986
Equity interest issued																										117,995
Equity interest issued (in Dollars)																										$ 10,000